S000019847 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended	248 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	9.83%	9.78%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3
Prospectus [Line Items]
Average Annual Return, Percent	14.01%	11.03%	10.30%
Performance Inception Date					May 02, 2005
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	14.18%	11.18%	10.44%
Performance Inception Date				May 03, 2010
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	13.87%	10.90%	10.17%
Performance Inception Date				May 03, 2010